UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21992

TENNENBAUM OPPORTUNITIES PARTNERS V, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
TENNENBAUM OPPORTUNITIES PARTNERS V, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2013

Date of reporting period: MARCH 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited)

March 31, 2013

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (79.48%)
Bank Debt (54.93%) (1)
Accounting, Tax Preparation, Bookkeeping, and Payroll Services (2.76%)
Expert Global Solutions, LLC, Senior Secured 1st Lien Term Loan B, LIBOR + 6.75%,
1.25% LIBOR Floor, due 4/3/18	$1,667,604	$1,689,500	0.12%
Expert Global Solutions, LLC, Senior Secured 2nd Lien Term Loan, LIBOR + 9.5%,
1.5% LIBOR Floor, due 10/3/18	$34,888,992	35,237,882	2.64%
Total Accounting, Tax Preparation, Bookkeeping, and Payroll Services		36,927,382

Aerospace Product and Parts Manufacturing (0.01%)
Hawker Beechcraft, Inc., Senior Secured Letters of Credit, LIBOR + 2%, due 3/26/14 (4)	$152,606	84,696	0.01%

Architectural, Engineering, and Related Services (0.16%)
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 13%,
2.5% LIBOR Floor, due 3/31/17 (2)	$2,096,046	2,096,046	0.16%

Business Support Services (3.05%)
STG-Fairway Acquisitions, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 9.25%,
1.25% LIBOR Floor, due 8/28/19	$41,208,525	40,796,440	3.05%

Cable and Other Subscription Programming (2.53%)
Medfort, S.a.r.l., 1st Lien Term Loan A, 15% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€3,423,334	4,178,946	0.31%
Medfort, S.a.r.l., 1st Lien Term Loan A2, 15% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€12,035,724	14,692,297	1.10%
Medfort, S.a.r.l., 1st Lien Term Loan B, 1% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€27,623,608	3,841,162	0.29%
Medfort, S.a.r.l., 1st Lien Term Loan B2, 1% PIK, due 11/21/17 - (Germany) (2), (3), (4)	€9,243,109	12	-
Primacom Finance (Lux) S.A., Super Senior Facility, 11%,
due 9/30/16 - (Luxembourg) (2), (3)	€6,129,032	7,854,968	0.59%
Primacom Management GmbH, Mezzanine Term Loan A, 1% PIK,
due 11/21/17 - (Germany) (2), (3), (4)	€2,542,833	3,258,895	0.24%
Total Cable and Other Subscription Programming		33,826,280

Charter Bus Industry (0.05%)
Coach America Holdings, Inc., Senior Secured 1st Lien Term Loan,
LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14 (4)	$13,507,374	585,342	0.04%
Coach America Holdings, Inc., Senior Secured Letters of Credit PIK Facility,
LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14 (4)	$151,999	6,587	-
Coach America Holdings, Inc., Senior Secured Letters of Credit,
LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14 (4)	$3,381,028	146,517	0.01%
Total Charter Bus Industry		738,446

Communications Equipment Manufacturing (2.46%)
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15 (6)	$38,887,891	32,821,380	2.46%

Couriers and Express Delivery Services (1.97%)
U.S. Xpress Enterprises, Inc., Senior Secured 1st Lien Term Loan,
LIBOR + 7.5%, 1.5% LIBOR Floor, due 11/14/16	$26,222,656	26,288,212	1.97%

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2013

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Deep Sea, Coastal, and Great Lakes Water Transportation (2.13%)
Overseas Shipholding Group, Inc., Unsecured Revolver, LIBOR + 0.75%, due 2/8/13	$30,193,967	$28,485,125	2.13%

Electrical Equipment Manufacturing (1.10%)
API Technologies Corp., Senior Secured 1st Lien Term Loan, LIBOR + 9.75%,
1.25% LIBOR Floor, due 2/5/18	$15,000,000	14,760,000	1.10%

Electronic Shopping and Mail-Order Houses (2.20%)
Shopzilla, Inc., Senior Secured 2nd Lien Term Loan, 13%, due 6/1/14	$29,228,610	29,389,367	2.20%

Full-Service Restaurants (3.75%)
RM Holdco, LLC, Subordinated Convertible Term Loan, 1.12% PIK, due 3/21/18 (6)	$16,511,267	15,974,651	1.20%
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche A, 11%, due 3/21/16 (6)	$10,603,502	10,603,502	0.79%
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B,
12% Cash + 7% PIK, due 3/21/16 (6)	$17,958,452	17,958,452	1.34%
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B-1,
12% Cash + 7% PIK, due 3/21/16 (6)	$5,668,026	5,668,026	0.42%
Total-Full Service Restaurants		50,204,631

Grocery Stores (0.57%)
Bashas, Inc., Senior Secured 1st Lien FILO Term Loan, LIBOR + 9.35%,
1.5% LIBOR Floor, due 12/28/15	$7,386,787	7,571,457	0.57%

Highway, Street, and Bridge Construction (0.76%)
Contech Engineered Solutions, LLC, Senior Secured 1st Lien Term Loan,
LIBOR + 8% Cash + 3% PIK, 2% LIBOR Floor, due 2/7/17 (2)	$10,202,518	10,206,752	0.76%

Home Health Care Services (0.05%)
Gentiva Health Services, Inc., Senior Secured 1st Lien Term Loan B, LIBOR + 3.5%,
1.25% LIBOR Floor, due 8/17/16	$701,846	707,987	0.05%

Iron and Steel Mills and Ferroalloy Manufacturing (1.69%)
Essar Steel Algoma, Inc., Senior Secured Term Loan, LIBOR + 7.5%,
1.25% LIBOR Floor, due 9/20/14	$22,123,161	22,593,278	1.69%

Management, Scientific, and Technical Consulting Services (3.05%)
Hill International, Inc., Senior Secured 2nd Lien Term Loan, 7.5%, due 10/18/16	$46,666,667	40,716,667	3.05%

Motion Picture and Video Industries (3.22%)
CORE Entertainment, Inc., Senior Secured 1st Lien Term Loan, 9%, due 6/21/17	$26,627,910	23,416,051	1.75%
CORE Entertainment, Inc., Senior Secured 2nd Lien Term Loan, 13.5%, due 6/21/18	$21,302,328	19,598,142	1.47%
Total Motion Picture and Video Industries		43,014,193

Newspaper, Periodical, Book, and Directory Publishers (2.06%)
Berry Agency, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 7%,
3% LIBOR Floor, due 11/18/14	$100,618	100,618	0.01%
Hanley-Wood, LLC, 2nd Lien Term Loan, LIBOR + 11%, due 1/15/19	$27,710,660	27,391,987	2.05%
Total Newspaper, Periodical, Book, and Directory Publishers		27,492,605

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2013

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Other Amusement and Recreation Industries (0.89%)
Intrawest Cayman L.P., 1st Lien Term Loan, LIBOR + 5.75%, 1.25% LIBOR Floor,
due 12/4/17 - (Cayman Islands)	$1,246,875	$1,274,936	0.10%
Intrawest Cayman L.P., 2nd Lien Term Loan, LIBOR + 9.5%, 1.25% LIBOR Floor,
due 12/4/18 - (Cayman Islands)	$10,250,000	10,570,312	0.79%
Total Other Amusement and Recreation Industries		11,845,248

Other Electrical Equipment and Component Manufacturing (2.64%)
Palladium Energy, Inc., 1st Lien Senior Secured Term Loan, LIBOR + 9%,
1% LIBOR Floor, due 12/26/17	$35,000,000	35,280,000	2.64%

Other Financial Investment Activities (0.83%)
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%,
due 12/31/22	$31,027,576	11,092,358	0.83%

Other Telecommunications (2.57%)
Gogo, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 9.75%, 1.5% LIBOR Floor,
due 6/21/17	$34,051,844	34,392,363	2.57%

Petroleum and Coal Products Manufacturing (2.15%)
Boomerang Tube, LLC, 2nd Lien Term Loan, LIBOR + 9.5%, 1.5% LIBOR Floor,
due 10/11/17	$28,358,069	28,712,545	2.15%

Radio and Television Broadcasting (2.69%)
RMG Networks, Inc., Senior Secured 1st Lien Term Loan, 14%, due 4/10/15 (2)	$19,067,409	13,585,529	1.02%
SiTV, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 6% Cash + 4% PIK,
2% LIBOR Floor, due 8/3/16	$23,117,423	22,296,755	1.67%
Total Radio and Television Broadcasting		35,882,284

Scheduled Air Transportation (2.39%)
N913DL Trust, Aircraft Secured Mortgage, 8%, due 3/15/17 (6)	$675,055	678,150	0.05%
N918DL Trust, Aircraft Secured Mortgage, 8%, due 8/15/18 (6)	$854,058	852,720	0.06%
N954DL Trust, Aircraft Secured Mortgage, 8%, due 3/20/19 (6)	$1,114,388	1,107,150	0.08%
N955DL Trust, Aircraft Secured Mortgage, 8%, due 6/20/19 (6)	$1,146,680	1,136,850	0.09%
N956DL Trust, Aircraft Secured Mortgage, 8%, due 5/20/19 (6)	$1,146,578	1,137,510	0.09%
N957DL Trust, Aircraft Secured Mortgage, 8%, due 6/20/19 (6)	$1,156,709	1,146,750	0.09%
N959DL Trust, Aircraft Secured Mortgage, 8%, due 7/20/19 (6)	$1,166,759	1,155,990	0.09%
N960DL Trust, Aircraft Secured Mortgage, 8%, due 10/20/19 (6)	$1,206,426	1,192,620	0.09%
N961DL Trust, Aircraft Secured Mortgage, 8%, due 8/20/19 (6)	$1,196,604	1,184,700	0.09%
N976DL Trust, Aircraft Secured Mortgage, 8%, due 2/15/18 (6)	$882,627	883,740	0.06%
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 10/26/16 (6)	$3,729,648	4,796,500	0.36%
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16 (6)	$3,770,992	4,876,140	0.36%
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 9/29/14 (6)	$2,079,312	2,264,310	0.17%
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 8/29/15 (6)	$3,312,799	3,785,615	0.28%
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16 (6)	$4,427,708	5,725,935	0.43%
Total Scheduled Air Transportation		31,924,680

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2013

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Semiconductor and Other Electronic Component Manufacturing (5.14%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 8%, 2% LIBOR Floor,
due 9/30/15	$27,414,213	$27,414,213	2.05%
Isola USA Corporation, Mezzanine Term Loan, 8% Cash + 8% PIK, due 3/29/16	$3,298,539	3,298,539	0.25%
MEMC Electronic Materials, Inc., Senior Secured 2nd Lien Term Loan,
LIBOR + 9.25%, 1.5% LIBOR Floor, due 10/2/17	$37,171,750	39,494,984	2.95%
MEMC Electronic Materials, Inc., Senior Secured Revolver, LIBOR + 3.75%,
due 3/23/14 ∆	$-	(1,482,646)	(0.11)%
Total Semiconductor and Other Electronic Component Manufacturing		68,725,090

Wired Telecommunications Carriers (1.04%)
Bulgaria Telecom Company AD, 1st Lien Facility 1A Term Loan,
EURIBOR + 5.5%, due 11/9/17 - (Bulgaria) (3)	€9,071,457	10,695,901	0.80%
Viva Telecom Bulgaria EAD, 1st Lien Facility 1B Term Loan,
EURIBOR + 5.5%, due 11/9/17 - (Luxembourg) (3)	€2,726,883	3,215,191	0.24%
Total Wired Telecommunications Carriers		13,911,092

Wireless Telecommunications Carriers (except Satellite) (1.02%)
Globalive Wireless Management Corp., Senior Secured 1st Lien Term Loan,
LIBOR + 10.9%, due 4/30/14 - (Canada)	$13,634,043	13,572,689	1.02%

Total Bank Debt (Cost $791,242,259)		734,059,293

Other Corporate Debt Securities (24.55%)
Aerospace Product and Parts Manufacturing (0.23%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15 (4)	$20,957,000	2,405,864	0.18%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15 (4)	$6,123,000	702,921	0.05%
Total Aerospace Product and Parts Manufacturing		3,108,785

Architectural, Engineering, and Related Services (0.67%)
Alion Science & Technology Corporation, Senior Notes, 10.25%, due 2/1/15	$11,561,000	6,549,006	0.49%
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes,
6% Cash + 10% PIK, due 12/31/19 (2), (5)	$2,370,819	2,370,819	0.18%
Total Architectural, Engineering, and Related Services		8,919,825

Gaming Industries (3.32%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$64,338,000	44,444,021	3.32%

Home Furnishings Stores (0.05%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)	$9,189,000	611,068	0.05%

Home Health Care Services (0.75%)
Gentiva Health Services, Inc., Senior Unsecured Notes, 11.5%, due 9/1/18	$9,595,000	9,966,806	0.75%

Nondepository Credit Intermediation (1.69%)
Caribbean Financial Group, Senior Secured Notes, 11.5%, due 11/15/19 (5)	$22,000,000	22,660,000	1.69%

∆ Negative amount relates to an unfunded revolving credit facility that was acquired and valued at a discount

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2013

Showing Percentage of Total Cash and Investments of the Registrant

	Principal		Percent of
	Amount	Fair	Cash and
Investment	or Shares	Value	Investments

Debt Investments (continued)
Oil and Gas Extraction (4.05%)
Geokinetics Holdings, Inc., Senior Secured Notes, 9.75%, due 12/15/14 (4)	$3,777,000	$1,980,642	0.15%
Linc Energy Finance, Inc., Senior Secured Notes, 12.5%, due 10/31/17 (5)	$16,220,000	17,923,100	1.34%
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16 (2), (5)	$25,340,000	27,335,525	2.05%
Woodbine Holdings, LLC, Unsecured Notes, 15% PIK, due 5/12/17 (2)	$6,828,892	6,828,892	0.51%
Total Oil and Gas Extraction		54,068,159

Other Chemical Product and Preparation Manufacturing (0.21%)
Momentive Performance Materials, Inc., 2nd Lien Unsecured Notes, 9%, due 1/15/21 (5)	$3,688,000	2,784,440	0.21%

Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing (0.23%)
Vertellus Specialties, Inc., Senior Secured Notes, 9.375%, due 10/1/15 (5)	$3,379,000	3,023,677	0.23%

Pharmaceutical and Medicine Manufacturing (1.83%)
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 8%, due 12/15/16 - (France) (2), (5)	$24,483,000	24,483,000	1.83%

Radio and Television Broadcasting (0.75%)
LBI Media, Inc., Senior Secured Notes, 9.25%, due 4/15/19 (5)	$10,790,000	10,061,675	0.75%

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments
Manufacturing (2.50%)
AGY Holding Corporation, Senior Secured 2nd Lien Notes, 11%, due 11/15/14	$64,889,000	33,417,835	2.50%

Scientific Research and Development Services (1.94%)
BPA Laboratories, Inc., Senior Secured Notes, 12.25%, due 4/1/17 (5)	$27,588,000	25,932,720	1.94%

Specialty (except Psychiatric and Substance Abuse) Hospitals (2.43%)
Radiation Therapy Services, Inc., Senior Subordinated Notes, 9.875%, due 4/15/17	$51,447,000	32,411,610	2.43%

Miscellaneous Securities (3.90%) (8)	$67,706,000	52,137,370	3.90%

Total Other Corporate Debt Securities (Cost $376,747,249)		328,030,991

Total Debt Investments (Cost $1,167,989,508)		1,062,090,284

Equity Securities (19.44%)
Aerospace Product and Parts Manufacturing (0.40%)
Beech Holdings, LLC, Membership Units (4), (5)	838,110	5,342,951	0.40%

Architectural, Engineering, and Related Services (0.16%)
Alion Science & Technology Corporation, Warrants (4)	9,175	92	-
ESP Holdings, Inc., 15% PIK, Cumulative Preferred Stock (2), (4), (5)	6,674	1,197,909	0.09%
ESP Holdings, Inc., Common Stock (2), (4), (5)	29,156	879,406	0.07%
Total Architectural, Engineering, and Related Services		2,077,407

Business Support Services (0.25%)
STG-Fairway Holdings, LLC, Class A Units (4), (5)	226,242	3,404,942	0.25%

Cable and Other Subscription Programming (0.00%)
Perseus Holdings S.A., Common Stock - (Luxembourg) (2), (3), (4), (5)	78,000	-	-

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2013

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Communications Equipment Manufacturing (0.68%)
Dialogic, Inc., Common Stock (4), (5), (6)	4,504,102	$8,017,302	0.60%
Dialogic, Inc., Preferred Stock (4), (5), (6)	1	100	-
Dialogic, Inc., Warrants to Purchase Common Stock (4), (5), (6)	1,920,000	1,087,200	0.08%
Total Communications Equipment Manufacturing		9,104,602

Data Processing, Hosting, and Related Services (0.64%)
GXS Holdings, Inc., Common Stock (4), (5)	1,806,332	181	-
GXS Holdings, Inc., Series A Preferred Stock (4), (5)	34,251	8,526,808	0.64%
Total Data Processing, Hosting, and Related Services		8,526,989

Depository Credit Intermediation (0.13%)
Doral Financial Corporation, Common Stock (4)	2,410,796	1,698,888	0.13%

Electronic Shopping and Mail-Order Houses (0.29%)
Shop Holding, LLC, Class A Units (4), (5)	1,379,026	2,870,431	0.22%
Shop Holding, LLC, Warrants to Purchase Class A Units (4), (5)	919,351	994,194	0.07%
Total Electronic Shopping and Mail-Order Houses		3,864,625

Full-Service Restaurants (0.18%)
RM Holdco, LLC, Membership Units (4), (5), (6)	42,552,000	2,429,557	0.18%

Gaming Industries (4.24%)
TOPV New World Holdings, LLC, Membership Interests - (Canada) (2), (4), (5)	6,843,047	53,871,657	4.03%
Tropicana Entertainment, Inc., Common Stock (4), (5)	180,844	2,825,687	0.21%
Total Gaming Industries		56,697,344

Highway, Street, and Bridge Construction (1.49%)
Contech Holdings, Inc., Common Stock (2), (4), (5)	711,255	19,915,140	1.49%

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (4), (5)	94	50,594	-

Newspaper, Periodical, Book, and Directory Publishers (0.65%)
HW Topco, Inc., Common Stock (4), (5)	868,872	8,488,879	0.64%
HW Topco, Inc., Preferred Stock (4), (5)	1,693	16,541	-
TBC Holdings I, Inc., Common Stock (4), (5)	2,967	170,306	0.01%
Total Newspaper, Periodical, Book, and Directory Publishers		8,675,726

Oil and Gas Extraction (0.92%)
Woodbine Intermediate Holdings, LLC, Membership Units (4), (5), (6)	576	12,353,248	0.92%

Other Amusement and Recreation Industries (0.00%)
Bally Total Fitness Holding Corporation, Common Stock (4), (5)	1,799	5,397	-
Bally Total Fitness Holding Corporation, Warrants (4), (5)	3,245	-	-
Total Other Amusement and Recreation Industries		5,397

Other Financial Investment Activities (0.00%)
Marsico Holdings, LLC, Common Interest Units (4), (5)	474,738	26,111	-

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2013

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Pharmaceutical and Medicine Manufacturing (1.74%)
NVHL S.A, Common Shares - (Luxembourg) (2), (3), (4), (5)	5,127,200	$23,241,039	1.74%

Radio and Television Broadcasting (0.09%)
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock (2), (4), (5)	7,179,572	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase
Series A Preferred Stock (2), (4), (5)	2,272,580	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase
Series B Preferred Stock (2), (4), (5)	2,476,138	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase
Series C Preferred Stock (2), (4), (5)	1,419,264	-	-
SiTV, Inc., Warrants to Purchase Common Stock (4), (5)	786,791	1,164,451	0.09%
Total Radio and Television Broadcasting		1,164,451

Scheduled Air Transportation (2.20%)
N913DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	1,027	215,820	0.02%
N918DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	930	233,970	0.02%
N954DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	898	166,320	0.01%
N955DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	884	252,120	0.02%
N956DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	888	258,390	0.02%
N957DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	884	259,710	0.02%
N959DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	881	260,700	0.02%
N960DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	871	271,260	0.02%
N961DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	878	276,210	0.02%
N976DL Trust Beneficial Interest (Aircraft Trust) (5), (6)	958	163,020	0.01%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA) (5), (6)	435	4,620,893	0.35%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA) (5), (6)	430	4,560,298	0.34%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA) (5), (6)	633	6,115,963	0.46%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA) (5), (6)	532	6,023,365	0.45%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA) (5), (6)	430	5,620,052	0.42%
Total Scheduled Air Transportation		29,298,091

Semiconductor and Other Electronic Component Manufacturing (0.16%)
TPG Hattrick Holdco, LLC, Common Units (4), (5)	1,935,857	2,071,367	0.16%

Support Activities for Mining (0.70%)
DeepOcean Group Holding BV, Common Stock - (Norway) (4), (5)	410,366	9,353,481	0.70%

Traveler Accommodation (0.05%)
Buffets Restaurants Holdings, Inc., Common Stock (4), (5)	139,526	725,535	0.05%

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2013

Showing Percentage of Total Cash and Investments of the Registrant

	Principal		Percent of
	Amount	Fair	Cash and
Investment	or Shares	Value	Investments

Equity Securities (continued)
Wired Telecommunications Carriers (4.47%)
Hawaiian Telcom Holdco, Inc., Common Stock (4)	462,676	$10,673,935	0.80%
Hawaiian Telcom Holdco, Inc., Warrants (4)	54,272	492,247	0.04%
Integra Telecom, Inc., Common Stock (2), (4), (5)	10,080,250	39,929,367	2.99%
Integra Telecom, Inc., Warrants (2), (4), (5)	3,018,747	-	-
V Telecom Investment S.C.A, Common Shares - (Luxembourg) (3), (4), (5)	3,741	8,649,216	0.64%
Total Wired Telecommunications Carriers		59,744,765

Total Equity Securities (Cost $345,160,152)		259,772,250

Total Investments (Cost $1,513,149,660) (7)		1,321,862,534

Cash and Cash Equivalents (1.08%)
Wells Fargo Securities, LLC, Overnight Repurchase Agreement, 0.09%, due 4/1/13
Collateralized by FNMA Bond	$1,685,413	1,685,413	0.13%
Union Bank of California, Commercial Paper, 0.10%, due 4/1/13	$7,000,000	7,000,000	0.52%
Cash Denominated in Foreign Currency	€484,563	621,016	0.05%
Cash Denominated in Foreign Currency	£100,175	152,196	0.01%
Cash Held on Account at Various Institutions	$4,959,190	4,959,190	0.37%
Total Cash and Cash Equivalents		14,417,815

Total Cash and Investments		$1,336,280,349	100.00%

Notes to Statement of Investments:

(1) Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2) Non-controlled affiliate – as defined under the Investment Company Act of 1940 (ownership of between 5% and 25% of the outstanding voting securities of this issuer).

(3) Principal amount or shares denominated in foreign currency. Cost and fair value converted to U.S. dollars.

(4) Non-income producing security.

(5) Restricted security – See Note 2, Summary of Significant Accounting Policies.

(6) Controlled issuer – as defined under the Investment Company Act of 1940 (ownership of more than 25% of the outstanding voting securities of this issuer).

(7) Includes investments with an aggregate fair value of $45,704,021 that have been segregated to collateralize certain unfunded commitments.

(8) Miscellaneous Securities are comprised of certain unrestricted security positions that have not previously been publicly disclosed.

Aggregate acquisitions and aggregate dispositions of investments, other than government securities, totaled $79,074,197 and $108,481,659, respectively. Aggregate acquisitions includes investment assets received as payment in-kind. Aggregate dispositions includes principal paydowns on debt investments.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $1,513,149,660. Net unrealized depreciation aggregated $191,287,126, of which $108,810,821 related to appreciated investments and $300,097,947 related to depreciated investments.

The total value of restricted securities and bank debt as of March 31, 2013 was $1,117,541,337, or 83.63% of total cash and investments of the Registrant.

Investments of the Registrant may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period. At March 31, 2013, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$44,444,021	$20,390,125
2	Other observable market inputs*	93,374,179	206,212,374	37,611,431
3	Independent third-party pricing sources that employ significant unobservable inputs	640,584,496	67,436,919	192,525,061
3	Investment Manager valuations with significant unobservable inputs	100,618	9,937,677	9,245,633
Total		$734,059,293	$328,030,991	$259,772,250

* E.g., quoted prices in inactive markets or quotes for comparable instruments

Changes in investments categorized as Level 3 during the three months ended March 31, 2013 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$662,095,730	$65,111,150	$191,007,907
Net realized and unrealized gains (losses)	(2,222,939)	2,287,291	(515,703)
Acquisitions	52,904,368	38,478	3,072,254
Dispositions	(29,540,758)	-	(1,039,397)
Transfers out of Level 3†	(42,651,905)	-	-
Ending balance	$640,584,496	$67,436,919	$192,525,061

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(1,906,057)	$2,287,291	$(515,703)

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$100,876	$6,582,065	$9,001,492
Net realized and unrealized gains (losses)	-	1,833,965	253,045
Acquisitions	-	246,827	-
Dispositions	(258)	(1,162,380)	(8,904)
Transfers into Level 3‡	-	2,437,200	-
Ending balance	$100,618	$9,937,677	$9,245,633

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$-	$1,833,965	$252,922

‡ Comprised of two investments that transferred to Level 2 due to increased trading volumes.

Changes to investments in affiliates(1) and interest and dividends earned on such securities during the three months ended March 31, 2013 were as follows:

Investment	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period	Interest & Dividends Earned
Contech Engineered Solutions, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 8% Cash + 3% PIK, 2% LIBOR Floor, due 2/7/17	$10,128,064	$74,545	$-	$10,206,752	$330,783
Contech Holdings, Inc., Common Stock	18,670,444	-	-	19,915,140	-
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK,	-
due 3/31/15	31,713,980	2,266,667	32,821,380	948,271
Dialogic, Inc., Common Stock	5,094,464	-	-	8,017,302	-
Dialogic, Inc., Preferred Stock	100	-	-	100	-
Dialogic, Inc., Warrants to Purchase Common Stock	1,463,200	-	-	1,087,200	-
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 13%,
2.5% LIBOR Floor, due 3/31/17	3,424,501	-	(1,328,455)	2,096,046	125,966
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes,
6% Cash + 10% PIK, due 12/31/19	2,345,925	-	-	2,370,819	94,833
ESP Holdings, Inc., 15% PIK, Cumulative Preferred Stock	1,197,909	-	-	1,197,909	-
ESP Holdings, Inc., Common Stock	744,148	-	-	879,406	-
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%,
2% LIBOR Floor, due 4/15/15	12,338,872	-	(12,280,051)	-	196,969
Integra Telecom, Inc., Common Stock	39,851,440	-	-	39,929,367
Integra Telecom, Inc., Senior Secured 1st Lien Notes, 10.75%, due 4/15/16	6,115,379	401,850	(5,830,000)	-	109,677
Integra Telecom, Inc., Warrants	-	-	-	-	-
Medfort, S.a.r.1., 1st Lien Term Loan A, 15% PIK, due 11/21/17	4,304,133	-	-	4,178,946	-
Medfort, S.a.r.1., 1st Lien Term Loan A2, 15% PIK, due 11/21/17	15,132,431	-	-	14,692,297	-
Medfort, S.a.r.1., 1st Lien Term Loan B, 1% PIK, due 11/21/17	3,972,377	-	-	3,841,162	-
Medfort, S.a.r.1., 1st Lien Term Loan B2, 1% PIK, due 11/21/17	12	-	-	12	-
N913DL Trust Beneficial Interest (Aircraft Trust)	216,480	36,498	(45,634)	215,820	-
N913DL Trust, Aircraft Secured Mortgage, 8%, due 3/15/17	713,130	-	(36,498)	678,150	13,859
N918DL Trust Beneficial Interest (Aircraft Trust)	233,970	32,308	(43,355)	233,970	-
N918DL Trust, Aircraft Secured Mortgage, 8%, due 8/15/18	882,420	-	(32,308)	852,720	17,398
N954DL Trust Beneficial Interest (Aircraft Trust)	220,110	37,117	(52,291)	166,320	-
N954DL Trust, Aircraft Secured Mortgage, 8%, due 3/20/19	1,160,280	-	(37,117)	1,107,150	22,693
N955DL Trust Beneficial Interest (Aircraft Trust)	311,850	35,704	(51,653)	252,120	-
N955DL Trust, Aircraft Secured Mortgage, 8%, due 6/20/19	1,188,000	-	(35,704)	1,136,850	23,323
N956DL Trust Beneficial Interest (Aircraft Trust)	316,800	36,298	(52,365)	258,390	-
N956DL Trust, Aircraft Secured Mortgage, 8%, due 5/20/19	1,189,650	-	(36,298)	1,137,510	23,328
N957DL Trust Beneficial Interest (Aircraft Trust)	318,120	36,016	(52,148)	259,710	-
N957DL Trust, Aircraft Secured Mortgage, 8%, due 6/20/19	1,198,560	-	(36,016)	1,146,750	23,527
N959DL Trust Beneficial Interest (Aircraft Trust)	319,110	35,738	(51,934)	260,700	-
N959DL Trust, Aircraft Secured Mortgage, 8%, due 7/20/19	1,207,470	-	(35,738)	1,155,990	23,725
N960DL Trust Beneficial Interest (Aircraft Trust)	329,340	35,211	(51,771)	271,260	-
N960DL Trust, Aircraft Secured Mortgage, 8%, due 10/20/19	1,243,770	-	(35,211)	1,192,620	24,513
N961DL Trust Beneficial Interest (Aircraft Trust)	332,640	36,061	(52,677)	276,210	-
N961DL Trust, Aircraft Secured Mortgage, 8%, due 8/20/19	1,236,510	-	(36,061)	1,184,700	24,326
N976DL Trust Beneficial Interest (Aircraft Trust)	161,700	37,504	(49,771)	163,020	-
N976DL Trust, Aircraft Secured Mortgage, 8%, due 2/15/18	918,720	-	(37,504)	883,740	18,020
NHSAS Holdings, LLC, Membership Units	8,781	-	(8,904)	-	-
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 8%, due 12/15/16	24,483,000	-	-	24,483,000	489,660
NVHL S.A, Common Shares	23,924,705	-	-	23,241,039	-
Online Resources Corporation, Common Stock	4,447,838	-	(7,543,960)	-	-
Perseus Holdings S.A., Common Stock	-	-	-	-	-
Primacom Finance (Lux) S.A., Super Senior Facility, 11%, due 9/30/16	-	8,052,936	-	7,854,968	79,204
Primacom Holding GmbH, Super Senior Facility A, 12% PIK, due 9/30/15	4,184,876	-	(4,167,747)	-	78,645
Primacom Management GmbH, Mezzanine Term Loan A, 1% PIK,
due 11/21/17	3,354,760	-	-	3,258,895	-
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock	-	-	-	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase
Series A Preferred Stock	-	-	-	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase
Series B Preferred Stock	-	-	-	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase
Series C Preferred Stock	-	-	-	-	-
RM Holdco, LLC, Membership Units	2,746,522	-	-	2,429,557	-
RM Holdco, LLC, Subordinated Convertible Term Loan, 1.12% PIK,
due 3/21/18	16,511,267	-	-	15,974,651	46,232
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche A, 11%,
due 3/21/16	10,588,767	14,735	-	10,603,502	291,462
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B,
12% Cash + 7% PIK, due 3/21/16	17,627,841	330,611	-	17,958,452	847,824

RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B-1,
12% Cash + 7% PIK, due 3/21/16	5,567,313	109,248	-	5,668,026	267,647
RMG Networks, Inc., Senior Secured 1st Lien Term Loan, 14%,
due 4/10/15	13,900,141	26,030	-	13,585,529	-7,415
TOPV New World Holdings, LLC, Membership Interests	56,214,933	-	-	53,871,657	-
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%,
due 10/26/16	5,223,660	-	(180,949)	4,796,500	192,017
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%,
due 10/26/16	5,298,775	-	(176,174)	4,876,140	193,965
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%,
due 9/29/14	2,646,220	-	(320,760)	2,264,310	89,483
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%,
due 8/29/15	4,161,190	-	(288,340)	3,785,615	138,167
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%,
due 10/25/16	6,222,780	-	(206,855)	5,725,935	227,629
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA)	4,569,318	180,044	(85,526)	4,620,893	-
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA)	4,513,239	176,174	(84,124)	4,560,298	-
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA)	5,951,253	320,760	(107,650)	6,115,963	-
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA)	5,878,101	287,435	(113,211)	6,023,365	-
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA)	5,557,611	206,855	(111,401)	5,620,052	-
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16	27,240,500	-	-	27,335,525	760,200
Woodbine Holdings, LLC, Unsecured Notes, 15% PIK, due 5/12/17	6,582,065	246,827		6,828,892	1,234
Woodbine Intermediate Holdings, LLC, Membership Units	11,022,898	-	-	12,353,248	-

(1) The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the

Registrant of 5% or more of the issuers' voting securities.

Acquisition date and cost of restricted securities of unaffiliated issuers held at March 31, 2013 were as follows:

Investment	Acquisition Date	Cost

Bally Total Fitness Holding Corporation, Common Stock	4/30/10	$13,422,993
Bally Total Fitness Holding Corporation, Warrants	4/30/10	-
Beech Holdings, LLC, Membership Units	3/1/13	7,790,820

BPA Laboratories, Inc., Senior Secured Notes, 12.25%, due 4/1/17	Various 2012 & 2013	26,115,145
Buffets Restaurants Holdings, Inc., Common Stock	8/24/12	3,813,240
Caribbean Financial Group, Senior Secured Notes, 11.5%, due 11/15/19	10/19/12	21,579,219
DeepOcean Group Holding BV, Common Stock	5/13/11	9,786,480
GXS Holdings, Inc., Common Stock	3/28/08	2,510,633
GXS Holdings, Inc., Series A Preferred Stock	3/28/08	100,425
HW Topco, Inc., Common Stock	1/13/12 & 1/15/13	5,861,481
HW Topco, Inc., Preferred Stock	1/13/12	11,398
LBI Media, Inc., Senior Secured Notes, 9.25%, due 4/15/19	Various 2012	9,232,575
Linc Energy Finance, Inc., Senior Secured Notes, 12.5%, due 10/31/17	10/5/12	15,687,605
Marsico Holdings, LLC, Common Interest Units	9/10/12	485,982
Momentive Performance Materials, Inc., 2nd Lien Unsecured Notes, 9%, due 1/15/21	Various 2012	2,522,580
Precision Holdings, LLC, Class C Membership Interests	9/30/10 & 7/25/11	3,929
Shop Holding, LLC, Class A Units	6/2/11	1,301,747
Shop Holding, LLC, Warrants to Purchase Class A Units	6/2/11	-
SiTV, Inc., Warrants to Purchase Common Stock	8/3/12	1,012,080
STG-Fairway Holdings, LLC, Class A Units	12/30/10	3,096,484
TBC Holdings I, Inc., Common Stock	11/18/11	281,286
TPG Hattrick Holdco, LLC, Common Units	9/30/10	892,388
Tropicana Entertainment, Inc., Common Stock	3/8/10	9,612,500
V Telecom Investment S.C.A, Common Shares	11/9/12	8,688,957
Vertellus Specialties, Inc., Senior Secured Notes, 9.375%, due 10/1/15	12/6/11 & Various 2012	2,532,558

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Partners V, LP

By: /s/ Mark K. Holdsworth

Name: Mark K. Holdsworth

Title: Chief Executive Officer

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark K. Holdsworth

Name: Mark K. Holdsworth

Title: Chief Executive Officer

Date: May 30, 2013

By: /s/ Paul L. Davis

Name: Paul L. Davis

Title: Chief Financial Officer

Date: May 30, 2013